Fair value of financial instruments	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair value of financial instruments
Note 32 - Fair values of financial instruments

Fair value of financial instruments measured at amortized cost

The carrying value and estimated fair value of our financial instruments that are measured at amortized cost at December 31, 2018 (Successor) and December 31, 2017 (Predecessor) are as follows:

	Successor		Predecessor
	December 31, 2018		December 31, 2017
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Related party loans receivable (1) (Level 2)	476	476	470	470

Liabilities
Secured credit facilities (Level 2)	5,388	5,519	N/A (2)	5,581
Credit facilities contained within variable interest entities (Level 2)	612	626	N/A (2)	786
New secured notes (Level 1)	770	769	—	—
Unsecured bonds (Level 2)	—	—	N/A (2)	2,334
Related party loans payable by the VIE (Level 2)	222	226	218	314
(1) Excludes Archer convertible debt receivable, which is measured at fair value on a recurring basis
(2) During the period we were in Chapter 11 Bankruptcy, the fair value for these financial instruments was not reasonably determinable.

Level 1
The fair value of the secured notes are derived using market traded value. We have categorized this at level 1 on the fair value measurement hierarchy. Refer to Note 22 – Debt for further information.

Level 2
Upon the adoption of fresh start accounting, the related party loans receivable from Seadrill Partners, SeaMex and Seabras Sapura were recorded at fair value. We estimate that the fair value continues to be equal to the carrying value as at December 31, 2018 as the debt is not freely tradable and cannot be recalled by us at prices other than specified in the loan note agreements and the loans were entered into at market rates. They are categorized as level 2 on the fair value measurement hierarchy. Other trading balances with related parties are not shown in the table above and are covered under Note 30 - Related party transactions. The fair value of other trading balances with related parties are also assumed to be equal to their carrying value.

The fair value of the secured credit facilities and Ship Finance loans are derived using the discounted cash flow model, using a cost of debt of 7%.

The fair value of the loans provided by Ship Finance to our VIE's are derived using the discounted cash flow model, using a cost of debt of 11%. We have categorized this at level 2 on the fair value measurement hierarchy. Refer to Note 30 - Related party transactions for further information.

Financial instruments measured at fair value on a recurring basis

The carrying value and estimated fair value of our financial instruments that are measured at fair value on a recurring basis at December 31, 2018 (Successor) and December 31, 2017 (Predecessor) are as follows:

	Successor		Predecessor
	December 31, 2018		December 31, 2017
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (Level 1)	1,542	1,542	1,255	1,255
Restricted cash (Level 1)	461	461	104	104
Marketable securities (Level 1)	57	57	124	124
Related party loans receivable - Archer convertible debt (Level 3)	43	43	53	53
Interest rate cap (Level 2)	39	39	—	—

Temporary equity
Redeemable non-controlling interest (Level 3)	38	38	—	—

Level 1
The carrying value of cash and cash equivalents and restricted cash, which are highly liquid, is a reasonable estimate of fair value and categorized at level 1 on the fair value measurement hierarchy. Quoted market prices are used to estimate the fair value of marketable securities, which are valued at fair value on a recurring basis.

Level 2
The fair value of the interest rate cap as at December 31, 2018 is calculated using well-established independence valuation techniques and counterparty non-performance credit risk assumptions. The calculation of the credit risk in the swap values is subject to a number of assumptions including an assumed credit default swap rate based on our traded debt, and recovery rate, which assumes the proportion of value recovered, given an event of default. We have categorized these transactions as level 2 on the fair value measurement hierarchy.

Level 3
The Archer convertible debt instrument is bifurcated into two elements. The fair value of the embedded derivative option is calculated using a modified version of the Black-Scholes formula for a currency translated option. Assumptions include Archer's share price in NOK, NOK/ USD FX volatility and dividend yield. The fair value of the debt component is derived using the discounted cash flow model including assumptions relating to cost of debt and credit risk associated to the instrument.

The redeemable non-controlling interest in AOD is calculated by applying a fair value to the three AOD rigs and debt facility using a discounted cash flow model. The rig values are determined using an income approach based on projected future dayrates, contract probabilities, economic utilization, capital and operating expenditures, applicable tax rates and asset lives, discounted using a weighted average cost of capital of 11%. The fair value of the debt is derived using the discounted cash flow model, using a cost of debt of 8%.

Fair value considerations on one-time transactions

Fresh start valuations
The Plan presented on February 26, 2018, and confirmed by the Bankruptcy Court on April 17, 2018, estimated a range of distributable value for the Successor Company of which a reorganization value was derived based on the mid-point of this range of estimated distributable values. The reorganization value represents the fair value of the Successor Company’s total assets and, under fresh start accounting, we are required to allocate the reorganization value to individual assets based on their estimated fair values. For further information, refer to Note 5 - Fresh Start Accounting.

Drilling unit impairment
In our reported Predecessor period ended July 2, 2018 (Predecessor), we recorded an impairment expense of $414 million against our drilling units, derived from a fair value using an income approach based on updated projections of future dayrates, contract probabilities, economic utilization, capital and operating expenditures, applicable tax rates and asset lives. For further information, refer to Note 20 - Drilling units.

Impairment of marketable securities and investments in associated companies and joint ventures
In the years ended December 31, 2017 and 2016 we recognized impairments on our investments in marketable securities, associated companies and joint ventures following deteriorating conditions in the oil and gas industry and supply and demand conditions in the offshore drilling sector. For further information and fair value considerations, refer to Note 11 - Impairment loss on marketable securities and investments in associated companies.